Subsequent events (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		9 Months Ended
	Oct. 31, 2021 CNY (¥)	Jul. 31, 2021 CNY (¥)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)
Subsequent Event [Line Items]
Purchase of available-for-sale debt investments		¥ 650,000	¥ 650,000	$ 100,878
Assets backed securities | Subsequent Events
Subsequent Event [Line Items]
Purchase of available-for-sale debt investments	¥ 1,030,000